Investments (Tables)	6 Months Ended
Jun. 30, 2018
Investments
Schedule of investments

	At June 30,	At December 31,
	2018	2017
Equity investments	$146.9	$172.2
Warrants	0.8	0.8
Loan receivable	31.2	30.1
Total investments	$178.9	$203.1

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended		For the six months ended
	June 30,		June 30,
	2018	2017	2018	2017
Change in the fair value of equity investments	$11.9	$(13.6)	$(17.7)	$(11.9)
Deferred tax recovery (expense) in other comprehensive income	(1.5)	1.8	2.4	1.6
Change in the fair value of equity investments, net of tax	10.4	(11.8)	$(15.3)	$(10.3)